Document and Entity Information	Sep. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	UNIVERSAL HEALTH SERVICES, INC.
Entity Central Index Key	0000352915
Entity Emerging Growth Company	false
Entity File Number	1-10765
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-2077891
Entity Address, Address Line One	UNIVERSAL CORPORATE CENTER
Entity Address, Address Line Two	367 SOUTH GULPH ROAD
Entity Address, City or Town	KING OF PRUSSIA
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	610
Local Phone Number	768-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class B Common Stock
Trading Symbol	UHS
Security Exchange Name	NYSE